Average Annual Total Returns - VIPEnergyPortfolio-Service2PRO - VIPEnergyPortfolio-Service2PRO - VIP Energy Portfolio	Apr. 29, 2024
VIP Energy Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	0.70%
Past 5 years	13.36%
Past 10 years	2.37%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1509
Average Annual Return:
Past 1 year	0.13%
Past 5 years	13.34%
Past 10 years	2.78%